POSTRETIREMENT BENEFITS - PENSIONS (United States Pension Plan Asset Fair Value) (Details) (U.S. [Member], USD $) In Millions, unless otherwise specified	Aug. 31, 2013		Aug. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	$ 2,174		$ 2,161
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	637		529
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	1,289		1,391
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	206		193
Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	42	[1]	48	[1]
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	16		16
Cash [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	16		16
Cash [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Cash [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Cash [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
US government debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	260		336
US government debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US government debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	260		336
US government debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US government debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
US agency debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		8
US agency debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US agency debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		8
US agency debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US agency debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
US state and municipal debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	34		22
US state and municipal debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US state and municipal debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	34		22
US state and municipal debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US state and municipal debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Foreign government debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2		2
Foreign government debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Foreign government debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2		2
Foreign government debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Foreign government debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
US corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	243		272
US corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	243		272
US corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US corporate debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Mortgage-Backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2		2
Mortgage-Backed securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Mortgage-Backed securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2		2
Mortgage-Backed securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Mortgage-Backed securities [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Asset-Backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	3		2
Asset-Backed securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Asset-Backed securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	3		2
Asset-Backed securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Asset-Backed securities [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Foreign corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	54		54
Foreign corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Foreign corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	54		54
Foreign corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Foreign corporate debt [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
US Term Bank Loans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	1		2
US Term Bank Loans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US Term Bank Loans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	1		2
US Term Bank Loans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
US Term Bank Loans [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Common and Preferred Stock: Domestic small capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	46		39
Common and Preferred Stock: Domestic small capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	46		39
Common and Preferred Stock: Domestic small capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: Domestic small capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: Domestic small capitalization [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Common and Preferred Stock: Domestic large capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	385		327
Common and Preferred Stock: Domestic large capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	385		327
Common and Preferred Stock: Domestic large capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: Domestic large capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: Domestic large capitalization [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Common and Preferred Stock: International: Developed markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	160		129
Common and Preferred Stock: International: Developed markets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	160		129
Common and Preferred Stock: International: Developed markets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: International: Developed markets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: International: Developed markets [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Common and Preferred Stock: International: Emerging markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	31		32
Common and Preferred Stock: International: Emerging markets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	30		31
Common and Preferred Stock: International: Emerging markets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	1		1
Common and Preferred Stock: International: Emerging markets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Common and Preferred Stock: International: Emerging markets [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Private Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	77		73
Private Equity Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Private Equity Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Private Equity Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	77		73
Private Equity Investments [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Partnership and Joint Venture Interests [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	32		32
Partnership and Joint Venture Interests [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Partnership and Joint Venture Interests [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Partnership and Joint Venture Interests [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	32		32
Partnership and Joint Venture Interests [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Real Estate Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	90		80
Real Estate Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Real Estate Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Real Estate Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	90		80
Real Estate Investments [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Interest-bearing cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	56		92
Interest in Pooled Funds: Interest-bearing cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Interest-bearing cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	56		92
Interest in Pooled Funds: Interest-bearing cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Interest-bearing cash and cash equivalents [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Common and preferred stock funds: Domestic small-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		5
Interest in Pooled Funds: Common and preferred stock funds: Domestic small-capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: Domestic small-capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		5
Interest in Pooled Funds: Common and preferred stock funds: Domestic small-capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: Domestic small-capitalization [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Common and preferred stock funds: Domestic large-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	277		250
Interest in Pooled Funds: Common and preferred stock funds: Domestic large-capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: Domestic large-capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	277		250
Interest in Pooled Funds: Common and preferred stock funds: Domestic large-capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: Domestic large-capitalization [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Common and preferred stock funds: International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	89		63
Interest in Pooled Funds: Common and preferred stock funds: International [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: International [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	89		63
Interest in Pooled Funds: Common and preferred stock funds: International [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Common and preferred stock funds: International [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Corporate debt funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	89		92
Interest in Pooled Funds: Corporate debt funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Corporate debt funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	89		92
Interest in Pooled Funds: Corporate debt funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Corporate debt funds [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Funds: Mortgage-Backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		8
Interest in Pooled Funds: Mortgage-Backed securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Mortgage-Backed securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Funds: Mortgage-Backed securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	7		8
Interest in Pooled Funds: Mortgage-Backed securities [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Interest in Pooled Collerateral Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	205		222
Interest in Pooled Collerateral Fund [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Collerateral Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	205		222
Interest in Pooled Collerateral Fund [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Interest in Pooled Collerateral Fund [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	[1]	0	[1]
Derivatives: Equity index futures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value			0
Derivatives: Equity index futures [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value			(13)
Derivatives: Equity index futures [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value			0
Derivatives: Equity index futures [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value			0
Derivatives: Equity index futures [Member] | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value			13	[1]
Derivatives: Common and preferred stock sold short
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	1		1
Derivatives: Common and preferred stock sold short | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Derivatives: Common and preferred stock sold short | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	(41)		(34)
Derivatives: Common and preferred stock sold short | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0		0
Derivatives: Common and preferred stock sold short | Cash Collateral Offset [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	$ 42	[1]	$ 35	[1]

[1]	Futures derivative assets and common and preferred stock sold short have been offset by cash collateral held by the counterparty.